Cover Page	Nov. 03, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2023
Entity Registrant Name	UBIQUITI INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35300
Entity Tax Identification Number	32-0097377
Entity Central Index Key	0001511737
Amendment Flag	false
Entity Address, Address Line One	685 Third Avenue
Entity Address, Address Line Two	27th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	646
Local Phone Number	780-7958
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	UI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false